2008 CONVERTIBLE LOAN	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Notes to Financial Statements
CONVERTIBLE LOAN

In April 2008 (hereafter - Closing date) the Company signed a convertible loan agreement with certain lenders. Under this agreement the lenders shall provide a convertible loan at an aggregated amount of $720 thousands, bearing annual interest of 10%. The loan does not bear a maturity date.

The principal of the loan together with the accrued interest should be paid on the lender’s demand in any event of default or breach of covenant as stipulated in the convertible loan agreement.

The loan will be automatically converted into ordinary shares of the Company in the event of investment in the Company in an aggregate amount of $1 million (hereafter - qualified financing), at the lower conversion price of:

a) $1.48; or b) at a discount of 30% on the price per share in such qualified financing.

The loan will be automatically converted into ordinary shares in the event of an Initial Public Offering (hereafter - IPO) or in the event of consolidation, merger or sale of all assets or shares the Company (hereafter - exit transaction), in the lowest conversion price of: a) $1.48; or b) at a discount of 20% on the price per share in such exit transaction.

The loan and the accumulated interest may be converted to ordinary shares of the Company at any time prior to the event of qualified financing, according to the conversion terms in the event of qualified financing.

In accordance with ASC 470-20 "Debt with Conversion and Other Options", the Company determined that a beneficial conversion feature existed at the Closing date, totaling $308 thousands. Because the Convertible loan do not have a stated redemption date (except on event of default or breach of covenant), and may be converted by the holder at any time, the beneficial conversion feature was recognized immediately at the closing date as a financial expense, in the consolidated statements of operations.

In March 2009 ("the Redemption Date") the convertible loan was fully repaid (principal and accrued interest) to the lenders due to breach of the covenants by the Company. The Company allocated the proceeds paid between the portion related to the redemption of the beneficial conversion feature and that related to the convertible loan, based on the guidance stipulated in ASC 470-20. The Company measured the portion allocated to the beneficial conversion feature based on the intrinsic value of the conversion feature at the extinguishment date, which amounting to $308 thousands (which equals the original beneficial conversion feature since the price of the Company's shares, from Closing date to Redemption date, were the same). Accordingly, the difference between the amount allocated to the beneficial conversion feature plus the loan's carrying amount, and the cash paid, was recognized as financial income in the consolidated statements of operations.